Bank Borrowings - Loan Facilities (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2023 CNY (¥)	May 31, 2022 USD ($)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	May 31, 2022 HKD ($)	Oct. 31, 2021 USD ($)
Short-term working capital loan facility
Bank Borrowings
Aggregate amount of credit facilities	¥ 300,000,000							$ 41,923,000
Amount drawn/utilized from the credit facility						¥ 222,941,000	$ 31,155,000
Short-term working capital loan facility | 1-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)	(0.95%)
10-year fixed asset loan facility
Bank Borrowings
Aggregate amount of credit facilities			¥ 754,880,000									$ 105,490,000
Term (in years)			10 years
Amount drawn/utilized from the credit facility						¥ 344,840,000	$ 48,189,000		¥ 126,083,000	$ 18,104,000
Capitalized interest				$ 1,047,000	$ 110,000
10-year fixed asset loan facility | 5-year China LPR
Bank Borrowings
Basis spread on variable rate (as a percent)			(0.80%)
1-year revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities		$ 50,000,000									$ 390,000,000
Term (in years)		1 year
1-year revolving loan facility | Hong Kong Interbank Offered Rate
Bank Borrowings
Basis spread on variable rate (as a percent)		0.50%